Supplementary Information to the Statement of Income	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Supplementary Information to the Statement of Income

21. SUPPLEMENTARY INFORMATION TO THE STATEMENT OF INCOME

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2009, 2010 and 2011:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Research and development costs	¥124,406	¥109,826	¥110,822	$1,335,205
Advertising costs	13,453	9,119	10,922	131,590
Shipping and handling costs	19,914	17,220	19,947	240,325